FINANCE LEASE RECEIVABLES AND HIRE PURCHASE RECEIVABLES - Schedule of Lease Receivable Net Investment (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Net investment in finance lease receivable [Abstract]
Net investment	£ 625	£ 843
Net investment in hire purchase receivable [Abstract]
Net investment	15,950	15,785
Not later than 1 year
Net investment in finance lease receivable [Abstract]
Net investment	175	280
Net investment in hire purchase receivable [Abstract]
Net investment	5,618	4,004
Later than 1 year and not later than 2 years
Net investment in finance lease receivable [Abstract]
Net investment	190	108
Net investment in hire purchase receivable [Abstract]
Net investment	3,447	4,151
Later than 2 years and not later than 3 years
Net investment in finance lease receivable [Abstract]
Net investment	94	198
Net investment in hire purchase receivable [Abstract]
Net investment	3,440	3,766
Later than 3 years and not later than 4 years
Net investment in finance lease receivable [Abstract]
Net investment	35	94
Net investment in hire purchase receivable [Abstract]
Net investment	2,844	2,744
Later than 4 years and not later than 5 years
Net investment in finance lease receivable [Abstract]
Net investment	24	35
Net investment in hire purchase receivable [Abstract]
Net investment	356	765
Later than 5 years
Net investment in finance lease receivable [Abstract]
Net investment	107	128
Net investment in hire purchase receivable [Abstract]
Net investment	£ 245	£ 355